Subsequent Events (Narrative) (Details)			12 Months Ended
	Apr. 01, 2024 CAD ($) $ / shares shares	Apr. 01, 2024 USD ($) shares	Mar. 31, 2023 CAD ($) $ / shares	Mar. 31, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from common shares issued in ATM Equity Program			$ 5,235,413	$ 3,941,736
Average price per ATM Share | $ / shares			$ 4.01
Payments for share issue costs | $				$ 119,983
August 2023 ATM Equity Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of shares outstanding | shares	10,965,793	10,965,793
Proceeds from common shares issued in ATM Equity Program	$ 44,100,000	$ 32,200,000
Average price per ATM Share | $ / shares	$ 4.02
Payments for share issue costs | $		$ 967,000
RSU plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of shares outstanding | shares	36,000,000	36,000,000